Taxes (Details) - Schedule of effective tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective tax rate [Abstract]
PRC statutory rates	25.00%	25.00%	25.00%
Preferential tax rates	(25.00%)	(16.90%)	(9.90%)
R&D credits	1.70%	(3.40%)	(4.00%)
Change in valuation allowance and others	(1.30%)	(2.80%)	1.60%
Effective tax rate	0.40%	1.90%	2.70%